3. Furniture and Equipment	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
3. Furniture and Equipment

Note 3 Furniture and Equipment

Property and equipment consisted of the following at September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014

Office Equipment	$122,322	$120,759
Furniture and Fixtures	30,561	29,071
Total	152,883	149,830
Less: Accumulated Depreciation	(33,692)	(17,221)
Property and Equipment - net	$119,191	$132,609

Quarter One Report [Member]
3. Furniture and Equipment

Note 3 Furniture and Equipment

Property and equipment consisted of the following at March 31, 2015 and December 31, 2014:

	March 31, 2015	December 31, 2014

Office Equipment	$120,759	$120,759
Furniture and Fixtures	30,560	29,070
Total	151,320	149,829
Less: Accumulated Depreciation	(22,625)	(17,221)
Property and Equipment - net	$128,695	$132,609